Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 8,121
2013	7,372
2014	7,397
2015	6,504
2016 and thereafter	$ 22,732